Accounts Receivable-Third Parties	3 Months Ended
Mar. 31, 2019
Accounts Receivable-Third Parties
Accounts Receivable-Third Parties

5. Accounts Receivable—Third Parties

Accounts receivable from contracts with customers, net of allowance for doubtful accounts, consisted of the following:

	December 31,	March 31,
	2018	2019
	(in US$’000)
Accounts receivable, gross	40,217	42,360
Allowance for doubtful accounts	(41)	(87)
Accounts receivable, net	40,176	42,273

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

Movements on the allowance for doubtful accounts:

	2018	2019
	(in US$’000)
As at January 1	258	41
Increase in allowance for doubtful accounts	171	76
Decrease in allowance due to subsequent collection	(160)	(31)
Exchange difference	12	1
As at March 31	281	87

An aging analysis based on the relevant invoice dates is as follows:

	December 31,	March 31,
	2018	2019
	(in US$’000)
Not later than 3 months	37,326	39,603
Between 3 months to 6 months	2,704	2,595
Between 6 months to 1 year	61	162
Later than 1 year	126	—
Accounts receivable, gross	40,217	42,360